Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of performance stock units and restricted stock units activity	RSU and PSU award activity for the years ended December 31, 2025 and 2024 is as follows:

	Amount of RSUs	Weighted-average grant date fair value
Outstanding at January 1, 2025	232,098	$16.80
Granted	349,757	$13.16
Vested	(124,358)	$16.94
Forfeited	(43,616)	$13.16

Outstanding at December 31, 2025	413,881	$14.07

	Amount of PSUs	PSU Weighted-average grant date fair value	Amount of RSUs	Weighted-average grant date fair value
Outstanding at January 1, 2024	—	$—	193,155	$25.13
Granted	82,874	$12.46	181,068	$13.16
Vested	(82,874)	$12.46	(111,752)	$25.20
Forfeited	—	$—	(30,373)	$16.94

Outstanding at December 31, 2024	—	$—	232,098	$16.80

EmployeeStockOptionMember | Bit Access Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of bitaccess plan's stock option activity
A summary of the BitAccess Plan’s stock option activity and related information is as follows:

	Amount or number of Options	Weighted-average exercise price	Weighted-average remaining contractual term	Weighted-average grant-date fair value
Outstanding at January 1, 2025	6,254	$20.02	7.60	$21.63
Granted	—	$—	—	$—
Exercised	—	$—	—	$—

Outstanding at December 31, 2025	6,254	$20.02	6.60	$21.63

Vested and exercisable at December 31, 2025	4,663	$20.02	6.54	$21.35

	Amount or number of Options	Weighted-average exercise price	Weighted-average remaining contractual term	Weighted-average grant-date fair value
Outstanding at January 1, 2024	6,254	$20.02	8.60	$21.63
Granted	—	—	—	$—
Exercised	—	$—	—	$—

Outstanding at December 31, 2024	6,254	$20.02	7.60	$21.63

Vested and exercisable at December 31, 2024	3,242	$20.02	—	$21.70